UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

150 South Independence Mall West, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 — September 30, 2012

Item 1. Schedule of Investments

Shares / Units		Cost Value	Market Value
	U. S. AGENCY SECURITIES
115,541	Fed. Home Loan Mtg. 6% 7/1/2019	119,450.18	127,050.35
300,786	Fed. Home Loan Mtg. 6% 8/1/2019	305,092.25	330,115.66
182,564	Fed. Home Loan Mtg. 3.5% 9/1/2026	190,014.61	195,217.14
191,473	Fed. Natl. Mortg . Assoc. 3.5% 2/1/27	202,807.93	206,927.26
101,414	Govt Natl Mort Assoc 5% 5/15/2039	106,349.64	112,208.97
47,904	Govt Natl Mort Assoc 6% 4/15/2036	54,010.91	54,219.85

		977,725.52	1,025,739.22
	BONDS
300,000	Allegheny Cnty PA Hosp Dev Auth 2/01/2037	230,838.24	254,238.00
200,000	Apache Corp 3.25% 4/15/2022	204,543.49	214,990.00
200,000	California St Build America 6.65% 3/1/22	244,736.05	250,018.00
190,000	California Statewide 4.375% 1/1/2023	190,000.00	210,012.70
35,000	Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022	39,810.57	41,347.60
40,000	Dallas Ft.Worth Arpt. 6.6% 11/1/2012	40,044.98	39,998.80
30,000	East Baton Rouge LA Mtg Fin 9/10/2014	27,406.97	28,157.40
100,000	Fulton Cty GA Devel. Auth. 5.75% 3/1/2014	100,396.59	99,546.00
200,000	Goldman Sachs Group 5.375% 6/2012	194,815.87	223,194.00
65,000	Grand Terrace CA Cmty 7.2% 9/1/2018	69,665.16	75,225.80
100,000	Illinois Txbl Bldg 3.081% 6/15/23	100,000.00	102,396.00
125,000	JP Morgan Chase 3.15% 7/5/2016	124,844.16	132,211.25
90,000	Louisiana Hsg Fin Agy 4.75% 6/1/27	94,729.31	97,447.50
200,000	Loyola Univ of Chicago 3.199% 7/1/22	200,000.00	205,038.00
230,000	Massachusetts St. Hsg. 5.962% 6/1/2017	230,000.00	240,812.30
100,000	Montana ST BRD HSG 5% 12/1/2027	104,060.86	106,429.00
80,000	Montana ST BRD HSG 5.5% 12/1/2037	81,013.51	83,519.20
40,000	NJ Economic Dev. Auth. 5.178% 11/1/2015	40,000.00	41,237.60
150,000	City of North Little Rock AR 7/20/2014	137,819.13	139,996.50
165,000	New Mexico Mtg Fin Auth 5.35% 3/1/30	170,375.52	186,369.15
200,000	Ohio St Wtr Dev Auth 4.879% 12/1/2034	200,000.00	232,792.00
160,000	Oklahoma Hsg Fin Agy 4.5% 9/1/2024	167,920.17	173,897.60
150,000	Pennsylvania Economic Dev Fing 6.25% 10/1/17	152,624.29	181,671.00
100,000	Salt Lake Cnty UT Hosp 5.4% 2/15/2012	106,918.73	107,022.00
100,000	Texas St Transn Commn 5.028% 4/1/2026	100,000.00	121,889.00
150,000	University North Carolina 2.535% 12/1/2022	150,000.00	151,410.00
320,000	University Oklahoma 5.6% 7/1/2020	320,115.30	352,940.80
75,000	Virginia State Resrcs 4.753% 11/1/31	84,319.91	82,561.50
90,000	Washinghton St Series B 5.5% 5/1/2018	98,833.37	101,874.60
275,000	Wisconsin St Gen Rev 5.2% 5/1/2018	275,000.00	301,820.75
245,000	Wyoming Cmnt Dev Auth 4.65% 6/01/2015	245,000.00	257,041.75
80,000	Wyoming Cmnt Dev Auth 4.8% 9/01/2015	80,000.00	85,218.40
165,000	Yorba Linda CA Redev Agy 5.25% 9/1/2015	166,291.70	167,244.00

		4,772,123.86	5,089,568.20
	SHORT-TERM SECURITIES
140,845	Invesco Short Term Investment Trust - Treasury	140,844.54	140,844.54
728,524	Alpine Municipal MM - Cooke & Bieler	728,523.53	728,523.53
526,743	Alpine Municipal MM - Board	526,743.30	526,743.30
		1,396,111.37	1,396,111.37

Shares / Units		Cost Value	Market Value
	COMMON STOCKS
5,100	3M Company	459,997.09	471,342.00
9,000	American Express Co.	368,321.42	511,740.00
14,000	Avon Products Inc	305,349.80	223,300.00
14,400	Axis Capital Holdings	514,143.36	502,848.00
5,000	Becton, Dickinson & Co.	133,906.50	392,800.00
8,800	Bemis Company	269,925.00	276,936.00
8,000	Berkshire Hathaway B	352,582.30	705,600.00
19,100	Best Buy Inc.	402,516.43	328,520.00
14,200	Carnival Corp	523,850.78	517,306.00
24,000	Charles Schwaab Corporation	349,576.80	306,840.00
11,000	Cintas Corp	460,072.54	455,730.00
22,000	Coca Cola Co.	9,597.23	834,460.00
8,800	Coca Cola Enterprises Inc.	270,063.20	275,176.00
5,400	Colgate Palmolive Co.	297,313.74	578,988.00
8,500	Darden Restaurants Inc	466,287.90	473,875.00
6,100	Devon Energy Corp	391,076.89	369,050.00
2,000	Diageo PLC Sponsored ADR	214,718.41	225,460.00
4,800	Dover Corp.	40,861.12	285,552.00
18,000	Dow Chemical Co.	116,337.50	521,190.00
7,500	Emerson Electric Co.	57,084.38	362,025.00
107,406	Exxon Mobil Corp.	141,753.01	9,822,278.70
22,100	General Electric Co.	423,606.41	501,891.00
7,000	Gildan Activewear Inc	215,549.60	221,760.00
9,100	Illinois Tool Works Inc.	524,816.11	541,177.00
2,500	International Business Machines Corp.	59,809.37	518,625.00
13,700	International Speedway Corp.	404,114.03	388,669.00
12,600	Johnson and Johnson	69,355.12	868,266.00
10,700	Kohls Corp	586,038.58	548,054.00
15,600	LAM Research	633,535.00	495,768.00
20,000	Marsh & McLennan Companies Inc.	262,438.67	678,600.00
6,300	McDonalds Corp.	85,612.59	578,025.00
13,000	Merck & Co. Inc.	138,569.18	586,235.00
7,600	Microsoft Corp.	236,277.16	226,176.00
11,700	Molex Inc. Class A	266,981.13	254,124.00
732	PA. Warehousing & Safe Deposit Co.	71,398.95	2,168,489.98
20,000	Penn Virginia Corp.	2,291.54	124,000.00
139,455	PNC Financial Services Group Inc.	84,276.03	8,799,610.50
6,600	Procter & Gamble Company	448,028.46	457,776.00
10,400	Quest Diagnostics Inc.	538,499.21	659,672.00
8,100	Raytheon Co.	408,926.79	462,996.00
20,200	Republic Services Inc	622,689.72	555,702.00
5,400	Rock-Tenn Co	365,819.76	389,772.00
14,800	State Street Corp.	216,563.60	621,008.00
13,975	TE Connectivity Ltd	471,801.27	475,289.75
5,500	United Parcel Service CL B	402,975.65	393,635.00
15,000	Verizon Communications Inc.	113,423.04	683,550.00
19,200	Vodaphone Group PLC	445,190.40	547,200.00
6,900	Walmart Stores Inc.	340,802.40	509,220.00
29,700	Western Union Co	548,802.54	541,134.00

		15,133,527.71	42,237,441.93
	INTERNATIONAL
40,817.642	Harbor International Funds	1,865,000.00	2,400,485.53
30,707.405	Oakmark International Fund I	601,865.14	576,992.14
87,257.905	Dreyfus International Stock I	1,204,159.09	1,208,521.98
16,602.000	Vanguard Emerging Mkts. ETF	749,398.11	692,635.44

		4,420,422.34	4,878,635.09

		$26,699,910.80	$54,627,495.81

SUMMARY

	Cost Value	Market Value
U.S. Agency Securities	$977,725.52	$1,025,739.22
Bonds	4,772,123.86	$5,089,568.20
Short-Term Securities	1,396,111.37	$1,396,111.37
Common Stock	15,133,527.71	$42,237,441.93
International	4,420,422.34	$4,878,635.09

	$26,699,910.80	$54,627,495.81

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/Charles E. Mather III
Charles E. Mather III President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Charles E. Mather III
Charles E. Mather III President

Date: November 28, 2012

By	/s/ Herbert S. Riband, Jr.
Herbert S. Riband, Jr. Secretary-Treasurer

Date: November 28, 2012